SHAREHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 15— SHAREHOLDERS’ EQUITY

Preferred Shares

The initial authorized number of preferred shares was 5,000,000 shares with par value of $0.001. On March 9, 2024, the Company adopted an amendment of Memorandum of Association to amend it to 30,000,000 preferred shares of a par value of $0.001 each.

Ordinary Shares

Bon Natural Life Limited (“Bon Natural Life”, or the “Company”) was incorporated under the laws of Cayman Islands on December 11, 2019. The initial authorized number of ordinary shares was 45,000,000 shares with par value of US$0.001 each. On March 9, 2024, the Company adopted an amendment of Memorandum of Association to amend the capital of the Company into 270,000,000 ordinary shares of a par value of US$0.001 each.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15— SHAREHOLDERS’ EQUITY (continued)

On January 17, 2023, the Company closed a private offering of ordinary shares and warrants to purchase ordinary shares. A total of 275,000 ordinary shares were issued to a total of five investors (the “Investors”) at a subscription price of $8.00 per share, for total subscription proceeds of $2,200,000. In addition, for each share subscribed for by the Investors, the Company issued one warrant to purchase one ordinary share at an exercise price of $8.80 per share, exercisable for a period of 24 month for a total of 275,000 shares. A commission of $168,532 were paid related to this private offering.

On March 9, 2024, the shareholders of the Company approved a reverse split at a ratio of 1-for-10 shares. The Reverse Split took effective on April 11, 2024. All share numbers and per share amount were retrospectively adjusted in the consolidated financial statements. The Company issued 61,276 shares to the shareholders for the round-up of shares as a result of the reverse split.

On May 16, 2024, the Company closed a private offering of ordinary shares and warrants to purchase ordinary shares. A total of 2,445,415 ordinary shares were issued to a total of four investors at a subscription price of $2.29 per share, for total subscription proceeds of $5,600,000. In addition, for each share subscribed for by the Investors, the Company issued one warrant to purchase three ordinary share at an exercise price of $2.52 per share, exercisable for a period of 4 month for a total of 7,336,245 shares. The warrants were expired on September 15, 2024.

Warrants

In connection with the Company’s private placements, the Company issued warrants to investors to purchase the the ordinary shares at various price. A summary of warrants activity for the years ended September 30, 2024, 2023 and 2022 was as follows:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2022	-	$-	-
Granted	275,000	8.80	2.0
Exercisable, September 30, 2023	275,000	$8.80	1.3
Granted	7,336,245	2.52	0.3
Expired	(7,336,245)	2.52	-
Outstanding, September 30, 2024	275,000	$8.80	0.3
Exercisable, September 30, 2024	275,000	$8.80	0.3

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15— SHAREHOLDERS’ EQUITY (continued)

Non-controlling interest

The Company’s subsidiary, Xi’an App-chem, owns majority of the equity interest in the following two entities: Xi’an Dietary Therapy Medical Technology Co., Ltd (“Xi’an DT”) and Tianjin Yonghexiang Bio(Tech) Co., Ltd. (“Tianjin YHX”) Non-controlling interests represent minority shareholders’ 25% ownership interests in Xi’an DT and 49% ownership interest in Tianjin YHX. The following table reconciles the non-controlling interest as of September 30, 2024 and 2023:

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2023	$468,427	$28,754	$497,181
Net loss attributable to non-controlling interest	(5,281)	(47,643)	(52,924)
Foreign currency translation adjustment	(140)	(1,269)	(1,409)
As of September 30, 2024	$463,006	$(20,158)	$442,848

Statutory reserve and restricted net assets

Relevant PRC laws and regulations restrict the Company’s PRC subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP differ from those in the statutory financial statements of the WFOE and its subsidiaries. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, the Company’s WFOE Xi’an CMIT and subsidiaries are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict the WFOE and its subsidiaries from transferring funds to the Company in the form of dividends, loans and advances.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS